Pension and other long-term benefit commitments, Defined Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Defined Benefit Obligations [Abstract]
Current service cost	$ 11.3	$ 10.4	$ 9.0
Changes in other long-term benefits	1.4	0.0	0.0
Transfer from long-term pension assets	(1.2)	(0.4)
Contributions by plan participants	0.1	0.3
Re-measurements - actuarial (gains) and losses [Abstract]
Reclassification to defined benefit scheme	0.0	(4.6)	0.0
Effects of movements in exchange rates	(0.2)	0.7
Scheme Assets [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(148.3)	(120.1)
Changes in other long-term benefits	0.0
Reclassification from other liabilities/assets	0.0	(17.8)
Transferred to current assets classified as held for sale	0.0
Transfer from long-term pension assets	(1.2)	(0.4)
Benefits paid	3.8	3.5
Contributions by plan participants	(1.8)	(1.7)
Contribution by employer	(7.7)	(3.0)
Interest cost/(income) (note 6)	(1.1)	(1.3)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(20.7)	(1.8)
Reclassification to defined benefit scheme		0.0
Total increase (decrease) in net defined benefit liability (asset)	(20.7)	(1.8)
Effects of movements in exchange rates	3.5	(5.7)
End of period	(173.5)	(148.3)	(120.1)
Scheme Assets [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(119.1)	(92.0)
Changes in other long-term benefits	0.0
Reclassification from other liabilities/assets	0.0	(17.8)
Transferred to current assets classified as held for sale	0.0
Transfer from long-term pension assets	(1.2)	(0.4)
Benefits paid	1.9	0.6
Contributions by plan participants	(1.2)	(1.1)
Contribution by employer	(1.7)	(0.7)
Interest cost/(income) (note 6)	(0.8)	(1.0)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(18.8)	(2.4)
Reclassification to defined benefit scheme		0.0
Total increase (decrease) in net defined benefit liability (asset)	(18.8)	(2.4)
Effects of movements in exchange rates	2.1	(4.3)
End of period	(138.8)	(119.1)	(92.0)
Scheme Assets [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(29.2)	(28.1)
Changes in other long-term benefits	0.0
Reclassification from other liabilities/assets	0.0	0.0
Transferred to current assets classified as held for sale	0.0
Transfer from long-term pension assets	0.0	0.0
Benefits paid	1.9	2.9
Contributions by plan participants	(0.6)	(0.6)
Contribution by employer	(6.0)	(2.3)
Interest cost/(income) (note 6)	(0.3)	(0.3)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(1.9)	0.6
Reclassification to defined benefit scheme		0.0
Total increase (decrease) in net defined benefit liability (asset)	(1.9)	0.6
Effects of movements in exchange rates	1.4	(1.4)
End of period	(34.7)	(29.2)	(28.1)
Defined Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	303.3	261.5
Current service cost	11.3	10.4
Changes in other long-term benefits	1.4
Reclassification from other liabilities/assets	20.2	16.2
Transferred to current assets classified as held for sale	(0.2)
Transfer from long-term pension assets	0.0	0.0
Benefits paid	(3.8)	(3.5)
Contributions by plan participants	1.8	1.7
Contribution by employer	0.0	0.0
Interest cost/(income) (note 6)	2.6	3.1
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	(1.3)	0.0
Financial	(9.8)	0.6
Experience	(1.6)	(3.0)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme		4.6
Total increase (decrease) in net defined benefit liability (asset)	(12.7)	2.2
Effects of movements in exchange rates	(3.3)	11.7
End of period	320.6	303.3	261.5
Defined Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	248.4	213.5
Current service cost	6.1	6.9
Changes in other long-term benefits	1.4
Reclassification from other liabilities/assets	0.0	14.7
Transferred to current assets classified as held for sale	0.0
Transfer from long-term pension assets	0.0	0.0
Benefits paid	(1.9)	(0.6)
Contributions by plan participants	1.2	1.1
Contribution by employer	0.0	0.0
Interest cost/(income) (note 6)	1.9	2.3
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	0.0
Financial	(6.7)	(0.4)
Experience	(2.1)	(2.0)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme		3.1
Total increase (decrease) in net defined benefit liability (asset)	(8.8)	0.7
Effects of movements in exchange rates	(2.2)	9.8
End of period	246.1	248.4	213.5
Defined Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	54.9	48.0
Current service cost	5.2	3.5
Changes in other long-term benefits	0.0
Reclassification from other liabilities/assets	20.2	1.5
Transferred to current assets classified as held for sale	(0.2)
Transfer from long-term pension assets	0.0	0.0
Benefits paid	(1.9)	(2.9)
Contributions by plan participants	0.6	0.6
Contribution by employer	0.0	0.0
Interest cost/(income) (note 6)	0.7	0.8
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	(1.3)	0.0
Financial	(3.1)	1.0
Experience	0.5	(1.0)
Actuarial return on assets excluding amounts included in interest income	0.0	0.0
Reclassification to defined benefit scheme		1.5
Total increase (decrease) in net defined benefit liability (asset)	(3.9)	1.5
Effects of movements in exchange rates	(1.1)	1.9
End of period	74.5	54.9	48.0
Net Defined Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	155.0	141.4
Current service cost	11.3	10.4
Changes in other long-term benefits	1.4
Reclassification from other liabilities/assets	20.2	(1.6)
Transferred to current assets classified as held for sale	(0.2)
Transfer from long-term pension assets	(1.2)	(0.4)
Benefits paid	0.0	0.0
Contributions by plan participants	0.0	0.0
Contribution by employer	(7.7)	(3.0)
Interest cost/(income) (note 6)	1.5	1.8
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	(1.3)	0.0
Financial	(9.8)	0.6
Experience	(1.6)	(3.0)
Actuarial return on assets excluding amounts included in interest income	(20.7)	(1.8)
Reclassification to defined benefit scheme		4.6
Total increase (decrease) in net defined benefit liability (asset)	(33.4)	0.4
Effects of movements in exchange rates	0.2	6.0
End of period	147.1	155.0	141.4
Net Defined Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	129.3	121.5
Current service cost	6.1	6.9
Changes in other long-term benefits	1.4
Reclassification from other liabilities/assets	0.0	(3.1)
Transferred to current assets classified as held for sale	0.0
Transfer from long-term pension assets	(1.2)	(0.4)
Benefits paid	0.0	0.0
Contributions by plan participants	0.0	0.0
Contribution by employer	(1.7)	(0.7)
Interest cost/(income) (note 6)	1.1	1.3
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0	0.0
Financial	(6.7)	(0.4)
Experience	(2.1)	(2.0)
Actuarial return on assets excluding amounts included in interest income	(18.8)	(2.4)
Reclassification to defined benefit scheme		3.1
Total increase (decrease) in net defined benefit liability (asset)	(27.6)	(1.7)
Effects of movements in exchange rates	(0.1)	5.5
End of period	107.3	129.3	121.5
Net Defined Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	25.7	19.9
Current service cost	5.2	3.5
Changes in other long-term benefits	0.0
Reclassification from other liabilities/assets	20.2	1.5
Transferred to current assets classified as held for sale	(0.2)
Transfer from long-term pension assets	0.0	0.0
Benefits paid	0.0	0.0
Contributions by plan participants	0.0	0.0
Contribution by employer	(6.0)	(2.3)
Interest cost/(income) (note 6)	0.4	0.5
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	(1.3)	0.0
Financial	(3.1)	1.0
Experience	0.5	(1.0)
Actuarial return on assets excluding amounts included in interest income	(1.9)	0.6
Reclassification to defined benefit scheme		1.5
Total increase (decrease) in net defined benefit liability (asset)	(5.8)	2.1
Effects of movements in exchange rates	0.3	0.5
End of period	$ 39.8	$ 25.7	$ 19.9